Restructuring Expenses	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Expenses

NOTE 16 – RESTRUCTURING EXPENSES

For the year ended December 31, 2017, the Company took steps to streamline and simplify its operations in North America. The employees to be separated from the Company as a result of these streamlining initiatives were offered severance or working notices. As a result, the Company recorded a restructuring charge of $26,880 to realize the streamlining initiatives. The restructuring charge was for severance pay. For the year ended December 31, 2018, the restructuring expenses taken were $0.